CREDIT QUALITY INDICATORS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans By Class [Line Items]
Total Recorded Investment in Loans	$ 279,151	$ 269,968	$ 247,344
Commercial Loan [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	225,508	216,298	193,546
Commercial Loan [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	219,701	204,246
Commercial Loan [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	2,801
Commercial Loan [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	5,807	9,251
Commercial Loan [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Commercial Loan [Member] | Operating [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	33,889	33,308
Commercial Loan [Member] | Operating [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	32,933	31,967
Commercial Loan [Member] | Operating [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Commercial Loan [Member] | Operating [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	956	1,341
Commercial Loan [Member] | Operating [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Commercial Loan [Member] | Agricultural [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	46,022	41,007
Commercial Loan [Member] | Agricultural [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	45,863	40,844
Commercial Loan [Member] | Agricultural [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Commercial Loan [Member] | Agricultural [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	159	163
Commercial Loan [Member] | Agricultural [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Commercial Loan [Member] | Real Estate 1-4 Family [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	40,476	42,456
Commercial Loan [Member] | Real Estate 1-4 Family [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	39,683	41,331
Commercial Loan [Member] | Real Estate 1-4 Family [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Commercial Loan [Member] | Real Estate 1-4 Family [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	793	1,125
Commercial Loan [Member] | Real Estate 1-4 Family [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Commercial Loan [Member] | Real Estate Other [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	105,121	99,527
Commercial Loan [Member] | Real Estate Other [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	101,222	90,104
Commercial Loan [Member] | Real Estate Other [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	2,801
Commercial Loan [Member] | Real Estate Other [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	3,899	6,622
Commercial Loan [Member] | Real Estate Other [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Real Estate [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	22,183	18,806
Real Estate [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	22,165	17,691
Real Estate [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	142
Real Estate [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	18	973
Real Estate [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Real Estate [Member] | Construction Loans [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	4,214	3,376
Real Estate [Member] | Construction Loans [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	4,214	3,246
Real Estate [Member] | Construction Loans [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Real Estate [Member] | Construction Loans [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	130
Real Estate [Member] | Construction Loans [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Real Estate [Member] | Real Estate Other [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	17,969	15,430
Real Estate [Member] | Real Estate Other [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	17,951	14,445
Real Estate [Member] | Real Estate Other [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	142
Real Estate [Member] | Real Estate Other [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	18	843
Real Estate [Member] | Real Estate Other [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Consumer Loan [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	31,460	34,864	37,669
Consumer Loan [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	31,253	34,327
Consumer Loan [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Consumer Loan [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	207	537
Consumer Loan [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Consumer Loan [Member] | Equity [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	18,186	18,834
Consumer Loan [Member] | Equity [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	17,987	18,304
Consumer Loan [Member] | Equity [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Consumer Loan [Member] | Equity [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	199	530
Consumer Loan [Member] | Equity [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Consumer Loan [Member] | Collateralized Auto Loans [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	4,650	5,178
Consumer Loan [Member] | Collateralized Auto Loans [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	4,650	5,175
Consumer Loan [Member] | Collateralized Auto Loans [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Consumer Loan [Member] | Collateralized Auto Loans [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	3
Consumer Loan [Member] | Collateralized Auto Loans [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Consumer Loan [Member] | Consumer Other Financing Receivable [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	8,624	10,852
Consumer Loan [Member] | Consumer Other Financing Receivable [Member] | Pass [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	8,616	10,848
Consumer Loan [Member] | Consumer Other Financing Receivable [Member] | Special Mention [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	0	0
Consumer Loan [Member] | Consumer Other Financing Receivable [Member] | Substandard [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	8	4
Consumer Loan [Member] | Consumer Other Financing Receivable [Member] | Doubtful [Member]
Loans By Class [Line Items]
Total Recorded Investment in Loans	$ 0	$ 0